Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 12.5%
32,654		Activision Blizzard, Inc.	$ 3,036,822	0.3
12,845	(1)	Alphabet, Inc. - Class A	26,493,069	2.2
12,442	(1)	Alphabet, Inc. - Class C	25,737,894	2.2
305,128		AT&T, Inc.	9,236,225	0.8
6,005	(1)	Charter Communications, Inc.	3,705,205	0.3
193,898		Comcast Corp. – Class A	10,491,821	0.9
12,199		Electronic Arts, Inc.	1,651,379	0.1
102,750	(1)	Facebook, Inc.- Class A	30,262,957	2.6
18,197	(1)	NetFlix, Inc.	9,492,647	0.8
23,528	(1)	T-Mobile US, Inc.	2,947,823	0.2
177,301		Verizon Communications, Inc.	10,310,053	0.9
77,334	(1)	Walt Disney Co.	14,269,670	1.2
			147,635,565	12.5

		Consumer Discretionary: 12.0%
18,144	(1)	Amazon.com, Inc.	56,138,988	4.7
1,748	(1)	Booking Holdings, Inc.	4,072,560	0.3
10,485		Dollar General Corp.	2,124,471	0.2
27,704		eBay, Inc.	1,696,593	0.1
53,428		General Motors Co.	3,069,973	0.3
45,965		Home Depot, Inc.	14,030,816	1.2
14,186		Las Vegas Sands Corp.	861,941	0.1
31,388		Lowe's Cos, Inc.	5,969,370	0.5
11,483		Marriott International, Inc.	1,700,747	0.1
31,854		McDonald's Corp.	7,139,756	0.6
53,145		Nike, Inc. - Class B	7,062,439	0.6
14,929		Ross Stores, Inc.	1,790,136	0.2
50,009		Starbucks Corp.	5,464,483	0.5
21,381		Target Corp.	4,234,935	0.4
32,764	(1)	Tesla, Inc.	21,884,059	1.8
51,262		TJX Cos., Inc.	3,390,981	0.3
12,879		Yum! Brands, Inc.	1,393,250	0.1
			142,025,498	12.0

		Consumer Staples: 6.5%
79,568		Altria Group, Inc.	4,070,699	0.4
165,414		Coca-Cola Co.	8,718,972	0.7
36,050		Colgate-Palmolive Co.	2,841,822	0.2
6,907		Constellation Brands, Inc.	1,574,796	0.1
18,882		Costco Wholesale Corp.	6,655,527	0.6
9,684		Estee Lauder Cos., Inc.	2,816,591	0.2
25,947		General Mills, Inc.	1,591,070	0.1
29,897		Keurig Dr Pepper, Inc.	1,027,560	0.1
14,524		Kimberly-Clark Corp.	2,019,562	0.2
27,667		Kraft Heinz Co.	1,106,680	0.1
59,764		Mondelez International, Inc.	3,497,987	0.3
15,776	(1)	Monster Beverage Corp.	1,437,036	0.1
59,391		PepsiCo, Inc.	8,400,857	0.7
66,580		Philip Morris International, Inc.	5,908,309	0.5
104,276		Procter & Gamble Co.	14,122,099	1.2
20,721		Sysco Corp.	1,631,572	0.1
30,952		Walgreens Boots Alliance, Inc.	1,699,265	0.2
59,627		Walmart, Inc.	8,099,135	0.7
			77,219,539	6.5

		Energy: 2.5%
82,415		Chevron Corp.	8,636,268	0.7
58,110		ConocoPhillips	3,078,087	0.3
24,898		EOG Resources, Inc.	1,805,852	0.2
181,097		Exxon Mobil Corp.	10,110,645	0.9
83,155		Kinder Morgan, Inc.	1,384,531	0.1
18,652		Phillips 66	1,520,884	0.1
59,359		Schlumberger NV	1,613,971	0.1
17,419		Valero Energy Corp.	1,247,200	0.1
			29,397,438	2.5

		Financials: 11.1%
29,290		Aflac, Inc.	1,499,062	0.1
12,973		Allstate Corp.	1,490,598	0.1
27,975		American Express Co.	3,956,784	0.3
36,850		American International Group, Inc.	1,702,838	0.1
9,693		Aon PLC	2,230,456	0.2
330,971		Bank of America Corp.	12,805,268	1.1
34,138		Bank of New York Mellon Corp.	1,614,386	0.1
80,495	(1)	Berkshire Hathaway, Inc. – Class B	20,564,058	1.7
6,297		Blackrock, Inc.	4,747,686	0.4
19,351		Capital One Financial Corp.	2,462,028	0.2
58,920		Charles Schwab Corp.	3,840,406	0.3
19,227		Chubb Ltd.	3,037,289	0.3
89,093		Citigroup, Inc.	6,481,516	0.6
15,183		CME Group, Inc.	3,100,824	0.3
14,171		Goldman Sachs Group, Inc.	4,633,917	0.4
23,688		Intercontinental Exchange, Inc.	2,645,476	0.2
129,610		JPMorgan Chase & Co.	19,730,530	1.7
21,644		Marsh & McLennan Cos., Inc.	2,636,239	0.2
32,355		Metlife, Inc.	1,966,860	0.2
6,946		Moody's Corp.	2,074,145	0.2
59,783		Morgan Stanley	4,642,748	0.4
18,139		PNC Financial Services Group, Inc.	3,181,762	0.3
25,001		Progressive Corp.	2,390,346	0.2
4,679	(2)	Rocket Cos, Inc.	108,038	0.0
10,302		S&P Global, Inc.	3,635,267	0.3
10,808		Travelers Cos, Inc.	1,625,523	0.1
57,611		Truist Financial Corp.	3,359,873	0.3
58,135		US Bancorp	3,215,447	0.3
162,386		Wells Fargo & Co.	6,344,421	0.5
			131,723,791	11.1

		Health Care: 13.4%
73,961		Abbott Laboratories	8,863,486	0.7
75,380		AbbVie, Inc.	8,157,624	0.7
24,926		Amgen, Inc.	6,201,838	0.5
10,650		Anthem, Inc.	3,822,817	0.3
21,777		Baxter International, Inc.	1,836,672	0.2
12,328		Becton Dickinson & Co.	2,997,553	0.2
6,493	(1)	Biogen, Inc.	1,816,417	0.2
61,118	(1)	Boston Scientific Corp.	2,362,211	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
96,874		Bristol-Myers Squibb Co.	$ 6,115,656	0.5
24,558	(1)	Centene Corp.	1,569,502	0.1
14,711		Cigna Corp.	3,556,237	0.3
55,932		CVS Health Corp.	4,207,764	0.4
26,787		Danaher Corp.	6,029,218	0.5
3,931	(1)	DexCom, Inc.	1,412,762	0.1
26,375	(1)	Edwards Lifesciences Corp.	2,206,005	0.2
36,042		Eli Lilly & Co.	6,733,366	0.6
53,726		Gilead Sciences, Inc.	3,472,311	0.3
11,397		HCA Healthcare, Inc.	2,146,511	0.2
5,510		Humana, Inc.	2,310,067	0.2
6,276	(1)	Illumina, Inc.	2,410,361	0.2
4,952	(1)	Intuitive Surgical, Inc.	3,659,231	0.3
112,834		Johnson & Johnson	18,544,268	1.6
57,396		Medtronic PLC	6,780,189	0.6
108,099		Merck & Co., Inc.	8,333,352	0.7
237,951		Pfizer, Inc.	8,620,965	0.7
4,137	(1)	Regeneron Pharmaceuticals, Inc.	1,957,380	0.2
14,819		Stryker Corp.	3,609,612	0.3
16,899		Thermo Fisher Scientific, Inc.	7,712,366	0.6
40,394		UnitedHealth Group, Inc.	15,029,396	1.3
11,104	(1)	Vertex Pharmaceuticals, Inc.	2,386,139	0.2
20,335		Zoetis, Inc.	3,202,356	0.3
			158,063,632	13.4

		Industrials: 6.9%
24,044		3M Co.	4,632,798	0.4
22,848		Boeing Co.	5,819,843	0.5
23,165		Caterpillar, Inc.	5,371,269	0.5
32,623		CSX Corp.	3,145,510	0.3
12,061		Deere & Co.	4,512,503	0.4
17,103		Eaton Corp. PLC	2,365,003	0.2
25,450		Emerson Electric Co.	2,296,099	0.2
10,484		FedEx Corp.	2,977,875	0.2
10,845		General Dynamics Corp.	1,969,018	0.2
371,794		General Electric Co.	4,881,655	0.4
30,043		Honeywell International, Inc.	6,521,434	0.5
13,464		Illinois Tool Works, Inc.	2,982,545	0.3
8,964		L3Harris Technologies, Inc.	1,816,824	0.2
10,588		Lockheed Martin Corp.	3,912,266	0.3
10,766		Norfolk Southern Corp.	2,890,886	0.2
6,682		Northrop Grumman Corp.	2,162,562	0.2
60,992		Raytheon Technologies Corp.	4,712,852	0.4
4,451		Roper Technologies, Inc.	1,795,266	0.1
58,961	(1)	Uber Technologies, Inc.	3,213,964	0.3
28,674		Union Pacific Corp.	6,320,036	0.5
30,648		United Parcel Service, Inc. - Class B	5,209,854	0.4
18,057		Waste Management, Inc.	2,329,714	0.2
			81,839,776	6.9

		Information Technology: 29.3%
27,274		Accenture PLC	7,534,443	0.6
20,584	(1)	Adobe, Inc.	9,785,016	0.8
51,231	(1)	Advanced Micro Devices, Inc.	4,021,633	0.3
15,732		Analog Devices, Inc.	2,439,719	0.2
677,863		Apple, Inc.	82,800,965	7.0
39,197		Applied Materials, Inc.	5,236,719	0.4
5,609	(1)	Atlassian Corp. PLC	1,182,153	0.1
9,379	(1)	Autodesk, Inc.	2,599,390	0.2
18,386		Automatic Data Processing, Inc.	3,465,209	0.3
16,899		Broadcom, Inc.	7,835,390	0.7
181,701		Cisco Systems, Inc.	9,395,759	0.8
22,845		Cognizant Technology Solutions Corp.	1,784,651	0.2
11,183	(1)	Dell Technologies, Inc.	985,781	0.1
26,416		Fidelity National Information Services, Inc.	3,714,354	0.3
24,556	(1)	Fiserv, Inc.	2,923,146	0.3
12,732		Global Payments, Inc.	2,566,517	0.2
175,549		Intel Corp.	11,235,136	1.0
38,014		International Business Machines Corp.	5,065,746	0.4
10,781		Intuit, Inc.	4,129,770	0.4
6,105		Lam Research Corp.	3,633,940	0.3
37,749		Mastercard, Inc. - Class A	13,440,531	1.1
47,573	(1)	Micron Technology, Inc.	4,196,414	0.4
320,431		Microsoft Corp.	75,548,017	6.4
25,260		Nvidia Corp.	13,487,072	1.1
78,840		Oracle Corp.	5,532,203	0.5
50,251	(1)	PayPal Holdings, Inc.	12,202,953	1.0
48,157		Qualcomm, Inc.	6,385,137	0.5
37,516	(1)	Salesforce.com, Inc.	7,948,515	0.7
8,318	(1)	ServiceNow, Inc.	4,159,915	0.4
15,801	(1)	Square, Inc.	3,587,617	0.3
39,277		Texas Instruments, Inc.	7,422,960	0.6
72,247		Visa, Inc. - Class A	15,296,857	1.3
3,439	(1),(2)	VMware, Inc.	517,398	0.0
7,653	(1)	Workday, Inc.	1,901,235	0.2
7,486	(1)	Zoom Video Communications, Inc.	2,405,177	0.2
			346,367,438	29.3

		Materials: 1.7%
9,446		Air Products & Chemicals, Inc.	2,657,538	0.2
31,726		Dow, Inc.	2,028,560	0.2
22,978		DowDuPont, Inc.	1,775,740	0.2
10,653		Ecolab, Inc.	2,280,488	0.2
22,474		Linde Public Ltd.	6,295,866	0.5
34,335		Newmont Corp.	2,069,371	0.2
3,524		Sherwin-Williams Co.	2,600,747	0.2
3,523		Southern Copper Corp.	239,106	0.0
			19,947,416	1.7

		Real Estate: 1.5%
18,874		American Tower Corp.	4,512,018	0.4
17,775		Crown Castle International Corp.	3,059,611	0.3
11,933		Digital Realty Trust, Inc.	1,680,644	0.1
3,800		Equinix, Inc.	2,582,442	0.2
31,488		ProLogis, Inc.	3,337,728	0.3
6,443		Public Storage, Inc.	1,589,875	0.1

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
4,724	SBA Communications Corp.	$ 1,311,146	0.1
		18,073,464	1.5

	Utilities: 1.7%
21,233	American Electric Power Co., Inc.	1,798,435	0.2
34,868	Dominion Energy, Inc.	2,648,574	0.2
31,425	Duke Energy Corp.	3,033,455	0.3
41,623	Exelon Corp.	1,820,590	0.2
83,760	NextEra Energy, Inc.	6,333,094	0.5
12,388	Sempra Energy	1,642,401	0.1
45,176	Southern Co.	2,808,140	0.2
		20,084,689	1.7

	Total Common Stock
	(Cost $296,869,503)	1,172,378,246	99.1

EXCHANGE-TRADED FUNDS: 0.7%
93,699	iShares Russell Top 200 ETF	8,876,106	0.7

	Total Exchange-Traded Funds
	(Cost $8,783,550)	8,876,106	0.7

	Total Long-Term Investments
	(Cost $305,653,053)	1,181,254,352	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.1%
631,357	(3) Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $631,357, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $643,984, due 05/04/21-04/01/51)
	(Cost $631,357)	631,357	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
3,671,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $3,671,000)	$ 3,671,000	0.3

	Total Short-Term Investments
	(Cost $4,302,357)	4,302,357	0.4

	Total Investments in Securities (Cost $309,955,410)	$ 1,185,556,709	100.2
	Liabilities in Excess of Other Assets	(1,950,056)	(0.2)
	Net Assets	$ 1,183,606,653	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,172,378,246	$–	$–	$1,172,378,246
Exchange-Traded Funds	8,876,106	–	–	8,876,106

Short-Term Investments	$3,671,000	$631,357	$–	$4,302,357
Total Investments, at fair value	$1,184,925,352	$631,357	$–	$1,185,556,709
Other Financial Instruments+
Futures	70,537	–	–	70,537
Total Assets	$1,184,995,889	$631,357	$–	$1,185,627,246

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	15	06/18/21	$2,975,550	$70,537
			$2,975,550	$70,537

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $312,618,147.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$879,048,164
Gross Unrealized Depreciation	(6,039,065)
Net Unrealized Appreciation	$873,009,099